Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Trade and other current receivables [abstract]
Income tax receivable	$ 460,738
Other taxation and social security receivable	123,214	$ 115,056
Prepayments	396,190	30,425
Other receivables	281,558	49,707
Total trade and other current receivables	$ 1,261,700	$ 195,188